Other provisions, other current liabilities and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Provisions
Contract-related provisions	$ 724	$ 749
Restructuring and restructuring- related provisions	538	225
Provisions for contractual penalties and compliance and litigation matters	220	237
Provision for insurance-related reserves	190	239
Other	248	239
Total	1,920	1,689
Other current liabilities
Employee-related liabilities	1,709	1,746
Accrued expenses	457	545
Non-trade payables	319	312
Derivative liabilities (see Note 5)	318	438
Other tax liabilities	271	271
Income taxes payable	240	293
Accrued customer rebates	161	165
Deferred income	156	169
Accrued interest	67	76
Pension and other employee benefits (see Note 17)	66	75
Other	53	167
Total	3,817	4,257
Other non-current liabilities:
Income tax related liabilities	851	760
Non-current deposit liabilities (see Note 9)	215	222
Derivative liabilities (see Note 5)	134	108
Environmental provisions (see Note 15)	86	109
Deferred income	85	89
Employee-related liabilities	66	52
Provisions for contractual penalties and compliance and litigation matters	31	41
Other	182	205
Total	$ 1,650	$ 1,586